Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Cash receipts from clients	$ 4,965.7	$ 4,934.2
Cash paid to suppliers	(1,516.6)	(1,716.9)
Cash paid to employees	(2,715.7)	(2,658.6)
Interest received	3.9	3.7
Interest paid	(51.9)	(71.6)
Finance costs paid	(4.9)	(5.7)
Income taxes paid	(77.9)	(35.2)
Cash flows from operating activities from continuing operations	602.6	449.9
Cash flows from operating activities from discontinued operations	1.2	2.6
Net cash flows from operating activities	603.8	452.5
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(50.6)	(77.1)
Purchase of investments held for self-insured liabilities	(20.7)	(0.7)
Purchase of intangible assets	(3.0)	(3.6)
Purchase of property and equipment	(31.2)	(56.7)
Other	3.5	2.9
Net cash flows used in investing activities	(102.0)	(135.2)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Net proceeds from issue of senior unsecured notes	297.9	0.0
Repayment of revolving credit facility	(448.0)	(80.3)
Repayment of notes payable and other long-term debt	(33.2)	(40.8)
Net payment of lease obligations	(129.3)	(116.7)
Proceeds from lease inducements	2.8	50.4
Payment of software financing obligations	(13.0)	(12.3)
Repurchase of shares for cancellation	(80.3)	(41.2)
Proceeds from exercise of share options	58.5	18.9
Payment of dividends to shareholders	(68.0)	(64.0)
Net cash flows used in financing activities	(412.6)	(286.0)
Foreign exchange loss on cash held in foreign currency	(8.4)	(12.5)
Net increase in cash and cash equivalents	80.8	18.8
Cash and cash equivalents, beginning of the year	204.0	185.2
Cash and cash equivalents, end of the year	$ 284.8	$ 204.0